Note 2 - Going Concern (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Text Block [Abstract]
NET LOSS ATTRIBUTABLE TO GROWBLOX SCIENCES, INC.	$ (9,739,649)	$ (3,145,080)	$ (14,906,989)	$ (6,233,245)	$ (22,974,190)	$ (9,909,830)
Accumulated deficit	$ (75,997,660)		(75,997,660)		(58,229,235)	(35,255,045)
Net cash used in operating activities			$ (6,383,922)	$ (5,251,420)	$ (12,247,994)	$ (4,468,995)